Right-of-use assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 1,639	€ 9,172	€ 19,725
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 2,369	€ 6,486	€ 15,716
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	1 year
Extension options term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	15 years
Extension options term	10 years